Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (63,544)	$ (35,835)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	11,972	5,443
Non-cash interest expense	21,155	5,927
Depreciation and amortization	948	1,192
Non-cash loss on issuance of convertible notes	0	26
Change in fair value of debt derivative liabilities	3,628	(1,402)
Bad debt expense	0	149
Non-cash gain on forgiveness of PPP loan	(2,515)	0
Other	0	63
Changes in operating assets and liabilities:
Accounts receivable	80	(109)
Inventory	1,575	852
Prepaid expenses and other current assets	(809)	219
Other long-term assets	(3,358)	4
Accounts payable	825	(420)
Accrued expenses	347	245
Accrued settlement liability		2,500
Other current liabilities	5	(251)
Other long-term liabilities	(433)	(418)
Net cash used in operating activities	(30,124)	(21,815)
Cash flows from investing activities
Proceeds from sale of property and equipment		226
Purchase of property and equipment	(47)	0
Net cash provided by (used in) investing activities	(47)	226
Cash flows from financing activities
Proceeds from issuance of convertible notes	37,225	415
Proceeds from issuance of convertible notes to related parties	11,475	15,700
Payments for issuance costs of convertible notes	(95)	(365)
Proceeds from PPP loan		2,515
Proceeds from exercise of stock options	74	34
Net cash provided by financing activities	48,679	18,299
Effect of exchange rate changes on cash, cash equivalents and restricted cash	0	12
Net increase (decrease) in cash, cash equivalents and restricted cash	18,508	(3,278)
Cash, cash equivalents and restricted cash at beginning of period	7,668	10,946
Cash, cash equivalents and restricted cash at end of period	26,176	7,668
Supplemental disclosures of cash flow information:
Cash paid during the period for interest	334	452
Supplemental schedule of noncash investing and financing activities:
Issuance of common stock warrants	21,971	7,212
Fair value of debt derivative liabilities related to issuance of convertible notes	$ 26,189	$ 5,231